Business acquisition - Disposal of travel agencies (Details) - Disposal of travel agencies - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business acquisition
Total consideration	¥ 17,264
Long-term investment - fair value of retained non-controlling interests	9,655
Net liabilities (including cash disposed of RMB23,519)	29,482
Cash disposed	23,519
Intangible assets	(16,027)
Deferred tax liability	3,899
Noncontrolling interests	24,061
Waiver of the contingent consideration yet to be paid	1,861
Goodwill attributable to the disposed entities	(5,244)
Total disposal gain	64,951	¥ 64,951
Proceeds from disposal	3,243	¥ 7,454
Consideration receivable	¥ 6,567
Threshold period for consideration receivable	4 years